Material Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Foreign exchange transactions
Foreign exchange transactions
Transactions in currencies other than the Company’s functional currency are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at that date.
Non-monetary
items that are measured in terms of historical cost are not
re-translated.
Exchange gains or losses arising from translations of foreign currency monetary assets, liabilities and transactions are recorded in foreign exchange loss (gain) in the consolidated statements of net income.

Financial Instruments
Financial Instruments
The Company’s financial assets and liabilities (financial instruments) include cash, restricted cash, accounts receivable, bank indebtedness, accounts payable and accrued liabilities, financing arrangement, warrant liability, earnout liability, share-based payment compensation liability and governmental loans.
Recognition
Financial assets and financial liabilities are recognised in the consolidated statements of financial position when the Company becomes party to the contractual provisions of the instrument, and they are initially measured at fair value. Financial assets are derecognized when the contractual rights to the cash flows expire or when the Company transfers substantially all the risks and rewards of ownership of the financial assets to another party. Financial liabilities are derecognized when the contractual obligations are discharged, cancelled, or expired.
A
write-off
of a financial asset (or a portion thereof) constitutes a derecognition event.
Write-off
occurs when the Company has no reasonable expectations of recovering the contractual cash flows associated with a financial asset.
Classification and measurement
The classification of financial instruments is determined at the time of initial recognition, within the following categories:

●	Amortized cost
●	Fair value through profit (loss) (FVTP(L))
●	Fair value through other comprehensive income (loss) (FVTOCI(L))

Financial assets are classified and subsequently measured based on the business model in which they are managed
and
their cash flow characteristics. Financial assets are measured at amortized cost if they meet both of the following conditions and are not designated as FVTP(L):

●	The financial asset is held within a business model with the objective of holding the financial asset in order to collect contractual cash flows; and
●	The contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit and loss or through other comprehensive income (loss), if the designation is made as an irrevocable election upon initial recognition.
Financial liabilities are classified as subsequently measured at amortized cost or FVTP(L). A financial liability is classified as FVTP(L) if it is contingent consideration of an acquirer in a business combination, held-for-trading,
or designated as FVTP(L) upon initial recognition, and is remeasured at its fair value at each subsequent reporting period, with any changes recorded through profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method.
Impairment of financial assets carried at amortized cost
The Company utilizes an ‘expected credit loss’ (“ECL”) model, as required by IFRS 9 –
Financial Instruments
. Accounts receivable are subject to lifetime ECL which is measured as the difference in the present value of the contractual cash flows that are due under the contract, and the cash flows that are expected to be received.
The Company reviews its accounts receivable at each reporting date and considers both current and forward-looking macro-economic factors that may affect historical default rates when estimating ECL.
Accounts receivable, together with the associated allowance, are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Company. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or decreased by adjusting the carrying value of the loan or receivable. If a past write-off
is later recovered, the recovery is recognized in the consolidated statements of net income.

Fair value of financial instruments
Fair value of financial instruments
Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In assessing the fair value of a particular contract, the market participant would consider the credit risk of the counterparty to the contract. Consequently, when it is appropriate to do so, the Company adjusts the valuation models to incorporate a measure of credit risk. Fair value represents management’s estimates of the current market value at a given point in time.
The Company has certain financial assets and liabilities that are measured at fair value. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate
and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. There were no transfers among Levels 1, 2 and 3 during the years ended March 31, 2024 and March 31, 2023. The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the date of the event or change in circumstances that caused the transfer.
The Company reclassifies financial assets only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Accounts receivable
Accounts receivable
Accounts receivable are recognized initially at transaction price and are non-interest
bearing. Management analyzes accounts receivable to determine the allowance for doubtful accounts by assessing the collectability of receivables owing from each individual customer. This assessment takes into consideration certain factors including the age of outstanding receivable, customer operating performance, historical payment patterns and current collection efforts, relevant forward looking information and the Company’s security interests, if any. Recoveries of accounts receivables previously provided for in the allowance for doubtful accounts are deducted from administrative and selling expenses in the consolidated statements of net income.

Inventories
Inventories
Raw materials, work in process and finished products inventories are measured at the lower of average cost and net realizable value. Average cost for finished goods and work in process is comprised of direct costs and an allocation of production overheads, including depreciation expense. Supplies inventories are measured at the lower of average cost and net realizable value.

Property, plant and equipment, net
Property, plant and equipment, net
Items of property, plant and equipment are recorded at cost less accumulated depreciation and impairment. The cost of an item of property or equipment comprises costs that can be directly attributed to its acquisition and to bringing the asset to a working condition for its intended use, including borrowing costs that meet the criteria for capitalization and initial estimates of the cost of dismantling and removing the item and restoring the site on which it is located. The cost of self-constructed and self-installed assets includes the cost of direct labour in addition to the costs listed above.
Depreciation is calculated by the straight-line method based on estimated useful lives as follows:

Category of Property, Plant and Equipment	Range of Estimated Useful Life

Buildings	5 to 30 years

Machinery and equipment	5 to 40 years

Vehicles	6 to 12 years

Computer hardware	3 to 5 years

The Company also separately recognizes the cost of replacement parts and major overhaul or inspection costs if the cost of the item can be reliably measured or estimated and it is probable that the future economic benefits will be realized by the Company. When such items are replaced the carrying amount of the replaced component is derecognized. The costs of maintenance and repairs of property, plant and equipment are recognized in profit or loss as incurred.
Componentization
When significant components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items and depreciated over the respective useful lives.
Useful life, depreciation method, residual value
Estimates of the useful lives of items of property, plant and equipment are based on management’s judgement as to the physical and economic useful lives of assets and as such are subject to change in future periods. Depreciation methods, useful lives and residual values are reviewed at each reporting date with the effect of any changes in estimate being accounted for on a prospective basis.
Derecognition of property plant and equipment
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Impairment of tangible and intangible assets
Impairment of tangible and intangible assets
Property, plant and equipment and intangible assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists then the recoverable amount of the asset is estimated. The recoverable amount of an asset is defined as the higher of its fair value less costs to sell and its value in use. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the Cash Generated Unit (“CGU”) to which the asset belongs. The CGU corresponds to the smallest identifiable group of assets whose continuing use generates cash inflows that are largely independent of the cash flows from other groups of assets.
An impairment loss is recognized when the carrying amount of an asset, or of the CGU to which it belongs, exceeds the recoverable amount. In determining value in use, the Company estimates cash flows before taxes based on most recent actual results and forecasts and then determines the current value of future estimated cash flows.
During the year ended March 31, 2024, there were no indicators of impairment in regards to the Company’s CGU however during the year ended March 31, 2023, there were indicators of impairment. The carrying value of the net assets of the Company exceeded its market capitalization on March 31, 2023 and impacts of the economic conditions pertaining to the steel manufacturing industry were two indicators identified. Management, in consultation with external specialists, conducted an impairment test and concluded that there was no impairment. The impairment test showed that the recoverable amount exceeded the carrying value of the net assets of the Company.
Impairment losses are recognized in the consolidated statements of net income. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. The increased carrying amount of an asset attributable to a reversal of impairment loss may not exceed the carrying amount that would have been determined had no impairment loss been recognized in prior periods.

Leases
Leases
At inception of a contract, the Company assesses whether the contract is, or contains, a lease
. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Company, as a lessee, recognizes a
right-of-use
asset and lease liability at commencement of the lease at the present value of the future lease payments using the interest rate implicit in the lease (if readily determinable) or the Company’s incremental rate of borrowing. Subsequent to initial measurement, the asset is depreciated using the straight-line method from the commencement date to the earlier of the end of its useful file or the end of the lease term. The lease liability is measured at amortized cost using the effective interest rate method. Lease related finance charges are recorded in finance costs in the consolidated statement of net income.
The Company has elected not to recognize
right-of-use
assets and lease liabilities for short-term leases defined as leases with a lease term of 12 months or less and low-value
assets. These types of leases are recorded in the consolidated statement of net income as incurred.

Retirement benefit costs
Retirement benefit costs
The Company provides pensions and certain health care, dental care, life insurance and other benefits for certain retired employees pursuant to Company policy. For defined benefit pension plans and other post-employment benefits, the defined benefit cost is actuarially determined on an annual basis by independent actuaries using the projected unit credit method. Remeasurement comprising of actuarial gains and losses, the effect of the asset ceiling and the return on plan assets (excluding interest) are recognized immediately in the consolidated statements of financial position with a charge to other comprehensive income in the period in which they occur. The Company has elected to transfer those amounts recognized in other comprehensive income (loss) to a separate reserve within equity.
Net-interest
is calculated by applying the discount rate to the net defined benefit liability. Defined benefit and other post-employment benefit costs are split into three categories:

●	service cost, past-service cost, gains and losses on curtailments and settlements;
●	net interest expense; and
●	remeasurement.
The Company recognizes the first two components of defined benefit costs in profit or loss in its consolidated statements of net income: service cost, past service cost, gains and losses on curtailments and settlements in Cost of sales and Administrative and selling expenses; and net interest expense in Interest on pension and other post-employment benefit obligations. The determination of a benefit expense requires assumptions such as the discount rate, the expected mortality, the expected rate of future compensation increases and the expected healthcare cost trend rate. Actual results will differ from estimated results which are based on these assumptions.
The asset or liability recognized in the consolidated statements of financial position represents the actual plan situation in the Company’s defined benefit and other post-employment benefit plans. All actuarial gains and losses that arise in calculating the present value of the defined benefit obligation and the plan assets, the remeasurement components, are recognized immediately in other comprehensive income (loss). Any defined benefit asset resulting from this calculation is limited to the present value of any economic benefit in the form of refunds from the plan or reduction in future contributions to the plan.
Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.

Termination benefits
Termination benefits
Termination benefits are recognized as an expense when the Company is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary retirement. Termination benefits for voluntary retirements are recognized the earlier of the date when the Company recognizes related restructuring costs and the date when the Company can no longer withdraw the offer of the benefits related to the voluntary retirement.

Short-term benefits
Short-term benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Environmental liabilities
Environmental liabilities
An environmental liability is recognized if, as a result of an agreement, the Company has a present legal obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. The amount recognized as an environmental liability is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account risks and uncertainty of cash flows. Where the effect of discounting is material, environmental liabilities are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Revenue recognition
Revenue recognition
The Company’s revenue is generated primarily from contracts to produce, ship and deliver steel products, and to a lesser extent, to deliver non-steel
by-products
of the steelmaking processes and related freight revenue.
Revenue is measured at the fair value of the consideration received or receivable, net of returns and allowances, trade discounts, volume rebates and other incentives. Revenue from the sale of goods is recognized to the extent that it is probable that the economic benefits will flow to the Company, can be reliably measured, and at a point-in-time
when the performance obligation is satisfied by transferring the promised good to a customer. A good is considered transferred when the customer obtains control, which is defined as the ability to direct the use of and obtain substantially all of the remaining benefits of an asset. The Company’s performance obligations in respect of its steel contracts are satisfied upon loading the products onto the truck, railcar or vessel that will deliver the products to the customer (known as free on board or “FOB” shipping), at which time the products are deemed to be transferred and the customer obtains title to, and control of, such products. Upon the fulfillment of these criteria, revenue and costs associated with such are included in the consolidated statements of net income.
Freight and other transportation costs billed to customers are recorded gross within revenue and cost of goods sold.
Non-steel
revenue primarily pertains to the sale of various
by-products
such as kish, ore fines, mill scale, scrap rolls and high sulfur iron. The Company’s performance obligations in respect of its sales of by-products
are satisfied upon loading of the applicable
by-products
on an FOB shipping basis, at which time such
by-products
are deemed to be transferred and the customer obtains title to, and control of, such by-products.
The Company has pricing latitude in revenue arrangements and is also exposed to inventory and credit risks. The Company offers industry standard payment terms that typically requires payment from customers 30 days after title and control transfers.

Government funding
Government funding
The benefit of Government funding is not recognized until there is reasonable assurance that the Company will comply with the conditions attaching to it and that the funding will be received. Benefits related to Government funding in the form of low interest rate loans, interest free loans and grants for items of capital are presented in the consolidated statements of financial position as an offset to the carrying value of the property, plant and equipment to which the benefits relate. In the case of low interest rate loans and interest free loans, the benefit is calculated as the difference between the fair value amount of the low interest rate loan or the interest free loan and the proceeds received. Claims under government grant programs related to income are recorded within the consolidated statements of net income as a reduction of the related item the grant is intended to offset, in the period in which the eligible expenses were incurred or when the services have been performed.

Research
Research
Research costs are expensed as incurred, due to the nature of the projects. Where government incentives in the form of investment tax credits and grants are received for research projects initiated by the Company for its own purposes, these incentives are deducted from the applicable category of expenditures.

Finance cost
Finance cost
Finance cost is comprised of interest expense on borrowings, amortization of issuance costs, and accretion of environmental liabilities. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.
Actuarially determined interest costs related to the defined benefit pension obligation and the other post-employment benefit obligation are recorded respectively as components of the carrying amount of the accrued pension liability and the accrued other post-employment benefit obligation.

Taxation
Taxation
Current and deferred income tax are recognized in net income, except when they relate to items that are recognized in other comprehensive income (loss) or directly in equity, in which case, the current and deferred income tax are also recognized in other comprehensive income (loss) or directly in equity, respectively.
Current tax
The current tax expense is based on taxable income for the year. Taxable income differs from net income before taxes as reported in the consolidated statements of net income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
Deferred income tax
Deferred income tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable income. Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred income tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable income will be available against which those deductible temporary differences can be utilised.
The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the asset to be recovered.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the asset is realised or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax assets and liabilities reflects the tax consequences, based on management’s expectation at the end of the reporting period, that would follow from the recovery or settlement of the carrying amount of its assets and liabilities.

Share-based payment
Share-based payment
The Company provides certain employees with long-term incentive awards. Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value includes the effect of market based vesting conditions but excludes the effect of performance conditions. Details regarding the determination of the fair value of equity-settled share-based transactions are set out in Note 34.
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the expected vesting period, which is determined based on the Company’s expected timing on meeting the performance condition. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity.
For cash-settled share-based payments, a liability is recognized for the goods or services acquired, measured initially at the fair value of the liability. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss for the year.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Other comprehensive income (loss) (“OCI”) includes foreign exchange gain on translation to the Company’s presentation currency from the US Dollar functional currency. OCI includes actuarially determined gains and losses on post employment benefits offered to certain employees and the effect of any limits applied to the defined benefit asset. OCI also includes unrealized loss on cash flow hedge reserve. Comprehensive income is composed of net income and OCI.
Accumulated OCI is a separate component of Shareholders’ Equity which includes the accumulated balances of all components of OCI which are recognized in comprehensive income but excluded from net income.

New IFRS Standards, Amendments and Interpretations adopted as of April 1, 2023 (effective January 1, 2023)
New IFRS Standards, Amendments and Interpretations adopted as of April 1, 2023 (effective January 1, 2023)
The Company adopted the following amendments which did not have a material impact on the consolidated financial statements:
Amended Disclosure for Accounting Policies
IAS 1 “Presentation of Financial Statements” was amended with the intention to help companies provide useful accounting policy disclosures. The key amendments include the requirement to disclose material accounting policy information rather than significant accounting policies, clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.
Amended Scope of Recognition
IAS 12 “Income Taxes” was amended to narrow the scope of recognition exemption in paragraphs 15 and 24 (recognition exemption) so that it no longer applies to transactions that, on initial recognition, give rise to
equal taxable and deductible temporary differences.

Definition of Accounting Estimates
IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”
was
amended to introduce the definition of an accounting estimate and includes other amendments to assist entities to distinguish changes in accounting estimates from changes in accounting policies.

Standards and Interpretations issued and not yet adopted
Standards and Interpretations issued and not yet adopted
Classification of Liabilities as Current or
Non-current
In January 2020, the IASB issued an amendment to IAS 1
Presentation of Financial Statements
to clarify its requirements for the presentation of liabilities in the statement of financial position. The limited scope amendment affected only the presentation of liabilities in the statement of financial position and not the amount or timing of its recognition. The amendment clarified that the classification of liabilities as current or non-current
is based on rights that are in existence at the end of the reporting period and specified that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. It also introduced a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. On October 31, 2022, the IASB issued
Non-Current
Liabilities with Covenants (Amendments to IAS 1). These amendments specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current
at the reporting date. The amendment is effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted. The application of these amendments are not expected to have a significant impact on the consolidated statements of financial position or on the Company’s financial reporting.